7. Subsequent events (Details Narrative) (Annual Report [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Shares Authorized	75,000,000	75,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Restatement Adjustment [Member]
Common Stock, Shares Authorized	75,000,000
Common Stock, Par Value	$ 1
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Par Value	$ 0.01
Subsequent Event [Member] | Restatement Adjustment [Member]
Common Stock, Shares Authorized	125,000,000
Common Stock, Par Value	$ 1
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Par Value	$ 0.01